INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 338	¥ 369
Total consideration	34	7	¥ 13
Gain/(loss) on sale of equity securities without readily determinable fair values	(1)	3	8
Investment in equity securities without readily determinable fair value	¥ 11	¥ 15	¥ 8